Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Noncontrolling Interest	Redeemable Non-controlling Interest [Member]
Beginning Balance at Dec. 31, 2012	$ 27,069	$ 13,976	$ (19,251)	$ 36,776	$ (139)	$ (5,448)	$ 1,155	$ 238
Comprehensive income (loss):
Net income	6,109			5,721			388
Redeemable noncontrolling interest in subsidiaries' earnings	(5)						(5)	5
Other comprehensive income (loss), net of tax	2,563					2,568	(5)	(9)
Common Stock issued under employee plans, net of tax benefit	889	837	20	19	13
Common Stock repurchased	1,200		1,200
Dividends on Common Stock	1,908			1,908
Dividends on ESOP Common Stock	69			69
Dividends attributable to noncontrolling interest	355						355	5
Purchase of subsidiary shares from noncontrolling interest	116	49					67	3
Sale of subsidiary shares in noncontrolling interest	243						243
Disposition of noncontrolling interest	7						7	82
Redeemable noncontrolling interest reclassification to noncontrolling interest	17						17	(17)
Other	(11)						(11)	(16)
Ending Balance at Dec. 31, 2013	33,219	14,764	(20,431)	40,539	(126)	(2,880)	1,353	111
Comprehensive income (loss):
Net income	6,623			6,220			403
Redeemable noncontrolling interest in subsidiaries' earnings	(9)						(9)	9
Other comprehensive income (loss), net of tax	(3,848)					(3,781)	(67)	(7)
Common Stock issued under employee plans, net of tax benefit	598	607	9	(29)	11
Common Stock repurchased	1,500		1,500
Dividends on Common Stock	2,048			2,048
Dividends on ESOP Common Stock	71			71
Dividends attributable to noncontrolling interest	318						318	$ 3
Purchase of subsidiary shares from noncontrolling interest	93	75					18
Sale of subsidiary shares in noncontrolling interest	15	4					11
Redeemable noncontrolling interest reclassification to noncontrolling interest	(16)						(16)	$ 16
Other	12						12	14
Ending Balance at Dec. 31, 2014	32,564	15,300	(21,922)	44,611	(115)	(6,661)	1,351	140
Comprehensive income (loss):
Net income	7,966			7,608			358
Redeemable noncontrolling interest in subsidiaries' earnings	(4)						(4)	4
Other comprehensive income (loss), net of tax	(1,019)					(958)	(61)	(12)
Common Stock issued under employee plans, net of tax benefit	394	379	7	(2)	10
Common stock contributed to defined benefit plans	250	112	138
Common Stock repurchased	10,000	870	9,130
Dividends on Common Stock	2,184			2,184
Dividends on ESOP Common Stock	75			75
Dividends attributable to noncontrolling interest	337						337	3
Purchase of subsidiary shares from noncontrolling interest	17	12					5	9
Sale of subsidiary shares in noncontrolling interest	39	24					15
Acquisition of noncontrolling interest	173						173
Disposition of noncontrolling interest	4						4
Ending Balance at Dec. 31, 2015	28,844	16,033	$ (30,907)	49,956	$ (105)	$ (7,619)	$ 1,486	122
Comprehensive income (loss):
Long Term Debt Remarketing, Proceeds	1,100	$ 1,100
Redeemable noncontrolling interest accretion	$ (2)			$ (2)				$ 2